Other Financial Assets at Fair Value Through Profit or Loss - Additional Information (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets at fair value through profit or loss [abstract]
Financial assets designated at FVTPL	£ 8,000	£ 16,000
Financial assets mandatorily at FVTPL	254,000	113,000
Net (loss)/gain attributable to changes in credit risk for loans and advances at fair value through profit or loss	0
Net (loss)/gain attributable to changes in credit risk for loans and advances at fair value through profit or loss		(1,000)	£ 0
Cumulative net loss attributable to changes in credit risk for loans and advances at fair value through profit or loss	£ (3,000)
Cumulative net loss attributable to changes in credit risk for loans and advances at fair value through profit or loss		£ (3,000)	£ (2,000)